Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Intelligent Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Intelligent Real Estate ETF
Class Name	Intelligent Real Estate ETF
Trading Symbol	REAI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intelligent Real Estate ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com/reai/. You can also request this information by contacting us at (800) 693‑8288 or by writing to Intelligent Real Estate ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 693‑8288
Additional Information Website	www.armadaetfs.com/reai/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intelligent Real Estate ETF	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real estate-oriented securities underperformed the broader market for the fiscal year, as reflected by the Dow Jones U.S. Select REIT Index return of 5.52% compared with 16.35% for the S&P 500® Total Return Index ("S&P 500"). Continued selectivity across property types and the broader market's strength outside of real estate contributed to a more muted backdrop for REIT‑focused strategies.

The Fund returned 0.67% for the fiscal year ended January 31, 2026, as compared to 16.35% for the broader S&P 500®. The Fund is a sector-focused, theme-based ETF that invests in real estate using specifically-tailored factors. During the fiscal year, the Fund focused on investments in industrial REITs which includes infrastructure companies tied to the digital economy, including data centers, communication towers and related logistics properties. Widely regarded as a barometer for the overall stock market, the S&P 500® benefited from stronger returns outside the REIT universe, which contributed to the disparity between the Fund and the broader market.

What Factors Influenced Performance?

The Fund’s total return during the fiscal year underperformed its benchmark, reflecting a combination of challenging real estate market conditions and portfolio positioning. Real estate securities lagged the broader equity market in a higher-for-longer interest rate environment, which pressured REIT valuations and reduced relative performance versus the benchmark. From an allocation perspective, the Fund’s exposure to certain property types influenced relative returns. While digital infrastructure segments, including data centers and communication towers, benefited from secular growth drivers such as artificial intelligence, cloud computing, and increased mobile data usage, these gains were offset by weaker performance in other sectors. In particular, industrial and logistics REITs experienced moderating fundamentals and macroeconomic headwinds, which weighed on performance relative to the benchmark. In addition, portfolio repositioning during the latter half of the year contributed to performance variability. The Fund increased exposure to real estate and infrastructure aligned with AI-related themes to enhance long-term return potential; however, the benefits of this shift were not fully realized within the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception (6/12/2023)
Intelligent Real Estate ETF	0.67%	3.88%
Dow Jones U.S. Select REIT Index	5.52%	9.36%
S&P 500® Total Return Index	16.35%	21.13%

Performance Inception Date	Jun. 12, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.armadaetfs.com/reai/ for more recent performance information.
Net Assets	$ 997,000
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 13,204
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$997
Number of Holdings	24
Total Advisory Fee Paid	$13,204
Annual Portfolio Turnover	125%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Digital Core REIT Management Pte. Ltd.	9.7
Digital Realty Trust, Inc.	9.5
Equinix, Inc.	9.3
American Tower Corp.	5.1
Crown Castle, Inc.	5.0
STAG Industrial, Inc.	4.8
First Industrial Realty Trust, Inc.	4.8
Iron Mountain, Inc.	4.6
Prologis, Inc.	4.6
Keppel DC	4.6

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

Residential REIT ETF
Shareholder Report [Line Items]
Fund Name	Residential REIT ETF
Class Name	Residential REIT ETF
Trading Symbol	HAUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Residential REIT ETF (the "Fund") for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com/haus/. You can also request this information by contacting us at (800) 693-8288 or by writing to Residential REIT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 693-8288
Additional Information Website	www.armadaetfs.com/haus/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Residential REIT ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Residential real estate securities underperformed the broader market for the fiscal year, as reflected by the Dow Jones U.S. Select REIT Index return of 5.52% compared with 16.35% for the S&P 500® Total Return Index ("S&P 500"). Against that backdrop, housing-related REIT strategies generally faced a more challenging environment than the broader stock market.

The Fund returned -0.84% for the fiscal year ended January 31, 2026, as compared to 16.35% for the broader S&P 500®. The Fund is a sector-focused ETF that invests primarily in residential and housing-related REITs. Widely regarded as a barometer for the overall stock market, the S&P 500® benefited from stronger returns outside of real estate, which contributed to the disparity between the Fund and the broader market.

What Factors Influenced Performance?

The Fund’s concentrated housing-related exposures were the primary factors influencing performance during the period. Housing-market conditions remained shaped by elevated mortgage rates, affordability pressures and limited for-sale inventory, which continued to influence homeownership demand and support rental-market fundamentals. As a result, the Fund’s returns were closely tied to how residential real estate and housing-related companies responded to those conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception (2/28/2022)
Residential REIT ETF	-0.84%	-0.43%
Dow Jones U.S. Select REIT Index	5.52%	1.97%
S&P 500® Total Return Index	16.35%	14.15%

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.armadaetfs.com/haus/ for more recent performance information.
Net Assets	$ 8,877,000
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 49,024
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$8,877
Number of Holdings	24
Total Advisory Fee Paid	$49,024
Annual Portfolio Turnover	33%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Diversified Healthcare Trust	4.7
Equity LifeStyle Properties, Inc.	4.5
Equity Residential	4.5
Ventas, Inc.	4.5
UDR, Inc.	4.5
Veris Residential, Inc.	4.5
Camden Property Trust	4.4
Sun Communities, Inc.	4.4
Invitation Homes, Inc.	4.4
Essex Property Trust, Inc.	4.4

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.